Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF
SUPPLEMENT DATED MAY 1, 2025
TO THE PROSPECTUS DATED FEBRUARY 28, 2025
1.
In the “Fund Summaries” section for the Nuveen ESG International Developed Markets Equity ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.28%[1]

[1]  Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2025.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

Nuveen ESG International Developed Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF
SUPPLEMENT DATED MAY 1, 2025
TO THE PROSPECTUS DATED FEBRUARY 28, 2025
1.
In the “Fund Summaries” section for the Nuveen ESG International Developed Markets Equity ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.28%[1]

[1]  Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2025.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2025.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG International Developed Markets Equity ETF | Nuveen ESG International Developed Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.27%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[1]
1 Year	rr_ExpenseExampleYear01	$ 29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	$ 356

[1]	Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2025.